Net Sales by Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
NET SALES	$ 1,700,208	$ 1,206,021	$ 827,654
Reportable Subsegments | Power & Control
Segment Reporting Information [Line Items]
NET SALES	776,342	668,920	537,232
Reportable Subsegments | Airframe
Segment Reporting Information [Line Items]
NET SALES	843,643	505,257	261,600
Reportable Subsegments | Non-aviation
Segment Reporting Information [Line Items]
NET SALES	$ 80,223	$ 31,844	$ 28,822